INVESTMENT MANAGER
                                              REPORT TO SHAREHOLDERS
     Legg Mason Fund Adviser, Inc.              FOR THE YEAR ENDED
     Baltimore, MD                              DECEMBER 31, 1995

INVESTMENT ADVISER
     Western Asset Management Company
     Pasadena, CA
                                                        THE
BOARD OF DIRECTORS
     John F. Curley, Jr., Chairman                   LEGG MASON
     Edmund J. Cashman, Jr., Vice Chairman              HIGH
                                                       YIELD
     Edward A. Taber, III, President                 PORTFOLIO
     Richard G. Gilmore
     Charles F. Haugh
     Arnold L. Lehman
     Dr. Jill E. McGovern
     T. A. Rodgers

TRANSFER AND SHAREHOLDER SERVICING AGENT
     Boston Financial Data Services
     Boston, MA

CUSTODIAN
     State Street Bank & Trust Company
     Boston, MA
COUNSEL
     Kirkpatrick & Lockhart LLP
     Washington, D.C.

INDEPENDENT ACCOUNTANTS                       PUTTING YOUR FUTURE FIRST
     Coopers & Lybrand L.L.P.
     Baltimore, MD

     THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS PRECEDED OR
     ACCOMPANIED BY A PROSPECTUS.

        LEGG MASON WOOD WALKER, INCORPORATED
              111 South Calvert Street
      P.O. Box 1476, Baltimore, MD 21203-1476
           410 (Bullet) 539 (Bullet) 0000

[RECYCLED LOGO]  PRINTED ON RECYCLED PAPER

   LMF-056                                   [LEGG MASON FUNDS LOGO]

     TO OUR SHAREHOLDERS,
         The Legg Mason High Yield Portfolio's net assets have grown to over $108 million as of December 31, 1995. Also as of December 31, 1995, the Portfolio's net asset value was $14.62 per share, the weighted average maturity of portfolio holdings was 7.35 years and the Fund's 30-day SEC yield was 10.02%. During the twelve months ended December 31, 1995, the Portfolio's total return* was 18.01%, reflecting the rally in the fixed income market during 1995.
         The Portfolio seeks to provide high current income, and as a secondary objective, seeks capital appreciation. Under normal circumstances, it will invest at least 65% of its total assets in high yield fixed income securities.
         Beginning on page 2, Trudie D. Whitehead, Senior High Yield Research Analyst and Portfolio Manager, reviews the portfolio's structure and comments on the investment outlook.
         Coopers & Lybrand L.L.P., the High Yield Portfolio's independent accountants, have completed their annual examination, and audited financial statements for the fiscal year ended December 31, 1995 are included in this report.
         The High Yield Portfolio is Legg Mason's highest income, most total return-oriented taxable bond fund. It is designed for high income-oriented investors seeking to achieve higher current yields and high total returns who are willing to accept the risks of investing in bonds with below investment grade credit ratings.
         Investments in high yield bonds should be part of a well-diversified investment portfolio and we hope you will consider using the High Yield Portfolio for investments of additional funds as they become available. Some shareholders have chosen to regularly add to their investment in the Portfolio by authorizing automatic, monthly transfers from their bank checking accounts or Legg Mason money market funds. Your Investment Executive will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient manner.
                                          Sincerely,

                                         (Edward A. Taber, III Signature)
                                          Edward A. Taber, III
                                          President
     February 9, 1996

     *Total return measures investment performance in terms of appreciation or depreciation in the fund's net asset value per share, plus dividends. It assumes that dividends were reinvested in the fund at the times they were paid.

PORTFOLIO MANAGER'S COMMENTS
    Due to the significant decline in interest rates in 1995, and the positive impact this had on the prices of virtually all fixed income securities, the results of the Legg Mason High Yield Portfolio were excellent in both nominal and relative terms last year.
    In response to declining interest rates early in the year, we undertook tactical moves to capture more of the benefits of the rate decline by increasing the fund's exposure to the higher-quality tier of the high-yield universe. Securities with higher credit ratings tend to have a higher correlation of returns with the Treasury market. The result was positive for the fund, as this quality sector outperformed the rest of the high-yield market.
    Relative returns were also enhanced by positioning a portion of the fund in high-coupon, short maturity and improving credit quality securities, as issues with these characteristics tended to outperform others.
    The fund also benefited from an emphasis on "story" bonds -- securities that trade independently of the market in general since improving operating fundamentals tend to overwhelm the impact of changes in the level of market interest rates. These securities enjoyed capital gains in addition to generating a high level of income, thus enhancing overall performance.
    Because we believe that interest rates are likely to decline somewhat, but not as dramatically as they did last year, we continue to emphasize the higher-quality sector of the market. In addition, the fund will continue to have some exposure to high-coupon and undervalued "story" bonds.

                                     Trudie D. Whitehead
                                     Senior High Yield Research
                                     Analyst and Portfolio Manager
February 9, 1996
2

     PERFORMANCE INFORMATION
     LEGG MASON INCOME TRUST, INC.
     HIGH YIELD PORTFOLIO


     Performance Comparison of a $10,000 Investment as of December 31, 1995
                              Average Annual Return

                       1 year                     Life of Fund*
                       18.01                        +7.39%
                              (Graph here)

                       High Yield Portfolio       Lehman High Yield Index
02/01/94               10,000                     10,000
03/31/94                9,936                      9,597
06/30/94                9,812                      9,565
09/30/94                9,850                      9,716
12/31/94                9,796                      9,686
03/31/95               10,149                     10,264
06/30/95               10,705                     10,892
09/30/95               11,199                     11,200
12/31/95               11,561                     11,545

  * February 1 - December 31, 1995
(1) The Lehman Brothers High Yield Index is comprised of approximately 760 publicly traded below-investment grade U.S. corporate bonds.

    The returns shown above are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders.

     STATEMENT OF NET ASSETS
     LEGG MASON INCOME TRUST, INC.
     HIGH YIELD PORTFOLIO
     DECEMBER 31, 1995

                                             Principal
      (Amounts in Thousands)                  Amount       Value

CORPORATE BONDS, NOTES AND EQUITY INTERESTS -- 77.4%
      Agriculture -- 1.5%
      Hines Horticulture, Inc.
        11.75%     10/15/05                   $   500     $   522C,D
      Terra Industries, Inc.
        10.50%      6/15/05                     1,000       1,102
                                                            1,624
      Automotive/Trucking -- 0.9%
      Fruehauf Trailer Corporation
        14.75%      4/30/02                     1,000         994
      Builders/Building Materials -- 1.6%
      Miles Homes Services, Inc.
        12.00%       4/1/01                     1,000         871
      Wickes Lumber Company
        11.625%    12/15/03                     1,250         925
                                                            1,796
      Cable and Media -- 9.5%
      Busse Broadcasting Corporation
        11.625%    10/15/00                     2,000       1,992C,D
      Chancellor Broadcasting Company
        12.50%      10/1/04                     1,000       1,068
      Comcast Corporation
        9.375%      5/15/05                     1,000       1,057
      Continental Cablevision, Inc.
        8.30%       5/15/06                     1,000       1,004C,D
      EZ Communications, Inc.
        9.75%       12/1/05                     1,000         942
      Granite Broadcasting Corporation
        10.375%     5/15/05                     1,000       1,025
      Paxson Communications Corporation
        11.625%     10/1/02                     1,500       1,523C,D
      Turner Broadcasting System, Inc.
        7.40%        2/1/04                       590         596
      Young Broadcasting Corporation
        10.125%     2/15/05                     1,000       1,055
                                                           10,262
      Consumer Products -- 1.8%
      Revlon Worldwide Corporation
        0%E         3/15/98                       750         557
      Roadmaster Industries, Inc.
        11.75%      7/15/02                     2,000       1,360
                                                            1,917
      Containers -- 1.0%
      Owens Illinois, Inc.
        11.00%      12/1/03                     1,000       1,130
      Food Services -- 1.4%
      Di Giorgio Corporation
        12.00%      2/15/03                       750         593

      Food Services -- Continued
      White Rose Foods Incorporated
        0%E         11/1/98                   $ 1,250     $   953
                                                            1,546
      Forest Products -- 2.4%
      Buckeye Cellulose Corporation
        8.50%      12/15/05                     1,000       1,033
      Williamhouse-Regency of
        Delaware, Inc.
        13.00%     11/15/05                     1,500       1,556C,D
                                                            2,589
      Gaming -- 4.2%
      Casino Magic Corporation
        11.50%     10/15/01                     1,000         855
      Grand Casinos, Inc.
        10.125%     12/1/03                     1,500       1,573
      Trump Hotels & Casino Resorts, Inc.
        15.50%      6/15/05                     1,000       1,070
      Trump Plaza Funding, Inc.
        10.875%     6/15/01                     1,000       1,035
                                                            4,533
      Gas and Pipeline Utilities -- 1.9%
      HarCor Energy, Inc.
        14.875%     7/15/02                     1,500       1,502
      TransTexas Gas Corporation
        11.50%      6/15/02                       500         516
                                                            2,018
      Hotels and Restaurants -- 1.4%
      John Q Hammons Hotels, L.P.
        9.75%       10/1/05                     1,500       1,545C,D
      Industrials -- 6.7%
      Haynes International, Inc., Sr. Nt.,
        Series B
        11.25%      6/15/98                     1,000         984
      Haynes International, Inc., Sr. Sub.
        Deb.
        13.50%      8/15/99                       500         312
      Howmet Corporation
        10.00%      12/1/03                     1,000       1,046C,D
      Inter-City Products Corporation
        9.75%        3/1/00                       500         350
      Norcal Waste Systems, Inc.
        12.50%F    11/15/05                     1,500       1,515C,D
      Sea Containers Ltd., Sr. Nt.
        9.50%        7/1/03                     1,000         980
      Sea Containers Ltd., Sr. Sub. Deb.
        12.50%      12/1/04                     1,000       1,080
      Thermadyne Industries, Inc.
        10.75%      11/1/03                     1,000         990
                                                            7,257

4

                                             Principal
      (Amounts in Thousands)                  Amount       Value
      Leisure and Entertainment -- 5.1%
      Act III Broadcasting, Inc.
        10.25%     12/15/05                   $ 1,000     $ 1,026
      Bally's Park Place Funding, Inc.
        9.25%       3/15/04                     1,500       1,526
      Selmer Company Inc.
        11.00%      5/15/05                     3,000       2,955
                                                            5,507
      Metals and Mining -- 1.2%
      Gulf States Steel Acquisition
        Corporation
        13.50%      4/15/03                     1,500       1,350
      Medical Products and Supplies -- 0.9%
      McGaw Inc.
        10.375%      4/1/99                     1,000       1,037
      Publishing -- 3.5%
      Affiliated Newspapers Investments,
        Inc.
        13.25%G      7/1/06                     2,000       1,230
      Garden State Newspapers, Inc.
        12.00%       7/1/04                     1,500       1,508
      Marvel Parent Holdings, Inc.
        0%E         4/15/98                     1,450       1,033
                                                            3,771
      Retail Sales -- 2.4%
      Cort Furniture Rental Corporation
        12.00%       9/1/00                     1,400       1,463
      County Seat Stores, Inc.
        12.00%      10/1/02                       500         375
      General Host Corporation
        11.50%      2/15/02                       750         750
                                                            2,588
      Services -- 4.5%
      La Petite Holdings Corporation
        9.625%       8/1/01                       750         683
      SC International Services, Inc.
        13.00%      10/1/05                     2,000       2,070
      Tenet Healthcare Corporation
        8.625%      12/1/03                     2,000       2,100
                                                            4,853
      Software/Technology -- 2.4%
      Computervision Corporation
        11.375%     8/15/99                     2,500       2,600
      Supermarkets -- 4.2%
      Bruno's, Inc.
        10.50%       8/1/05                     1,000         990
      Farm Fresh Holdings CorporationH
        14.25%      10/1/02                     2,143         985C
      Farm Fresh, Inc.
        12.25%      10/1/00                     1,500       1,268

      Supermarkets -- Continued
      Ralphs Grocery Company
        10.45%      6/15/04                   $ 1,250     $ 1,269
                                                            4,512
      Telecommunications -- 11.0%
      A+ Network, Inc.
        11.875%     11/1/05                     2,000       2,020
      Communications & Power Industries,
        Inc.
        12.00%       8/1/05                       500         517C,D
      Galaxy Telecom L.P.
        12.375%     10/1/05                     1,250       1,247
      Lenfest Communications, Inc.
        8.375%      11/1/05                     2,000       2,008
      Metrocall, Inc.
        10.375%     10/1/07                     1,000       1,060
      Mobile Telecommunication
        Technologies Corporation
        13.50%     12/15/02                     1,500       1,672
      MobileMedia Corporation
        9.375%      11/1/07                     1,250       1,288
      Peoples Telephone Company, Inc.
        12.25%      7/15/02                     1,000         800
      Wireless One, Inc. -- Units
        13.00%     10/15/03                     1,250       1,330
                                                           11,942
      Textiles and Apparel -- 7.9%
      Apparel Ventures, Inc.
        12.25%     12/31/00                     2,250       2,407
      Casablanca Incorporated
        14.00%       9/1/01                     2,000       2,170C
      Pour le bebe, Inc.
        13.00%       8/9/01                     2,750       3,011C
      Westpoint Stevens, Inc.
        9.375%     12/15/05                     1,000         988
                                                            8,576
      Total Corporate Bonds, Notes and
        Equity Interests
        (Identified Cost -- $82,094)                       83,947

YANKEE BONDS/A -- 12.4%
      Cable and Media -- 6.3%
      CF Cable TV, Inc.
        9.125%      7/15/07                     2,500       2,566
      Fundy Cable Ltd.
        11.00%     11/15/05                       500         527
      Le Groupe Videotron Ltee
        10.625%     2/15/05                     1,500       1,609
      Rogers Cablesystems Limited
        10.00%      3/15/05                     2,000       2,150
                                                            6,852

     LEGG MASON INCOME TRUST, INC.
     HIGH YIELD PORTFOLIO

                                             Principal
     (Amounts in Thousands)                   Amount       Value
YANKEE BONDS--Continued
     Chemicals--0.5%
     Acetex Corporation
       9.75%       10/1/03                    $   500      $  518C,D
     Forest Products--2.9%
     Domtar, Inc.
       11.25%      9/15/17                      2,000       2,127
     Repap New Brunswick, Inc.
       9.875%      7/15/00                      1,000         990
                                                            3,117
     Metals and Mining--0.8%
     Algoma Steel, Inc.
       12.375%     7/15/05                      1,000         900
     Real Estate--1.9%
     Trizec Finance Ltd.
       10.875%     10/15/05                     2,000       2,050
     Total Yankee Bonds
       (Identified Cost--$13,153)                          13,437

                                                Shares
COMMON STOCKS--1.9%
     Algoma Steel, Inc.                            43         168B
     America West Airlines, Inc.
       Class B                                    109       1,851B
     Total Common Stocks
       (Identified Cost--$1,500)                            2,019
PREFERRED STOCK--1.1%
     La Petite Holdings Corporation                18         475B
     Prime Retail, Inc.
       Series A 10.5% Sr. Pfd.                     20         387
       Series B 8.5% Cv.                           20         355
     Total Preferred Stocks
       (Identified Cost--$1,490)                            1,217
WARRANTS/B--0.3%
     Affiliated Newspapers Investments, Inc.
       Class B                                      2      $   50
     Apparel Ventures, Inc.                         2         112
     Cort Furniture Rental Corporation             25          30
     County Seat Stores, Inc.                       1          12
     HarCor Energy, Inc.                           33          66
     Total Warrants
       (Identified Cost--$74)                                 270
                                                Principal
                                                 Amount
REPURCHASE AGREEMENT--4.0%
     Merrill Lynch Government
       Securities, Inc.
       5.75% dated 12/29/95, to be
       repurchased at $4,379 on 1-2-96
       (Collateral: $4,110 Federal
       National Mortgage Association
       Mortgaged-backed securities,
       7.7% due 8-10-04, value $4,586)
       (Identified Cost--$4,376)            $   4,376       4,376
     Total Investments--97.1%
       (Identified Cost--$102,687)                        105,266
     Other Assets Less Liabilities--2.9%                    3,151

     Net assets consisting of:
     Accumulated paid-in capital
       applicable to 7,417 shares
       outstanding                            107,628
     Undistributed net investment
       income                                       9
     Accumulated net realized loss on
       investments                             (1,799)
     Unrealized appreciation of
       investments                              2,579
     NET ASSETS--100.0%                                  $108,417
     NET ASSET VALUE PER SHARE                             $14.62

     A Yankee Bond--dollar-denominated bond issued in the U.S. by foreign entities.
     B  Non-income producing
     C  Private Placement
     D Rule 144a Security--a security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
     E Zero-coupon bond--a bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
     F Coupon increases 0.25% each coupon date (semiannually) until May 15, 1998, thereafter remains fixed at 13.5% until maturity.
     G Stepped coupon bond--a bond which amortizes to par by a specified date at which time it begins to accrue interest.
     H Payment-in-kind bond ("PIK")--a bond in which interest during the initial few years is paid in additional PIK bonds rather than in cash.
        See notes to financial statements.

     STATEMENT OF OPERATIONS
     LEGG MASON INCOME TRUST, INC.
     HIGH YIELD PORTFOLIO
     FOR THE YEAR ENDED DECEMBER 31, 1995

      (Amounts in Thousands)
INVESTMENT INCOME:
        Interest                                                $7,959
        Dividends (net of foreign taxes withheld of $6)            125      $ 8,084
EXPENSES:
        Management fee                                             489
        Distribution and service fees                              376
        Custodian fee                                               67
        Transfer agent and shareholder servicing expense            52
        Registration fees                                           43
        Legal and audit fees                                        35
        Reports to shareholders                                     17
        Directors' fees                                              8
        Other expenses                                              17
          Total expenses                                                      1,104
      NET INVESTMENT INCOME                                                   6,980
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Realized loss on investments                              (628)
        Change in unrealized appreciation of investments         5,683
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         5,055
      INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $12,035

     SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               7

     STATEMENT OF CHANGES IN NET ASSETS
     LEGG MASON INCOME TRUST, INC.
     HIGH YIELD PORTFOLIO

                                                                               For the          February 1, 1994+
                                                                             Year Ended                to
     (Amounts in Thousands)                                               December 31, 1995     December 31, 1994
CHANGE IN NET ASSETS:
      Net investment income                                                   $   6,980              $ 3,275
      Net realized loss on investments                                             (628)              (1,164)
      Change in unrealized appreciation of investments                            5,683               (3,103)
      Change in net assets resulting from operations                             12,035                 (992)
      Distributions to shareholders from net investment income                   (6,993)              (3,261)
      Increase in net assets from Fund share transactions                        49,951               57,675
        Increase in net assets                                                   54,993               53,422
NET ASSETS:
      Beginning of period                                                        53,424                    2
      End of period (including undistributed net investment income of
        $9 and $11, respectively)                                             $ 108,417              $53,424

    (dagger) COMMENCEMENT OF OPERATIONS.
             SEE NOTES TO FINANCIAL STATEMENTS.
8

     FINANCIAL HIGHLIGHTS
     LEGG MASON INCOME TRUST, INC.
     HIGH YIELD PORTFOLIO
         Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                           For the         February 1, 1994(dagger)
                                                                          Year Ended              to
                                                                      December 31, 1995    December 31, 1994
PER SHARE OPERATING PEFORMANCE:

      Net asset value, beginning of period                                    $13.57       $15.00
      Net investment income                                                     1.29         1.02
      Net realized and unrealized gain (loss) on investments                    1.05        (1.44)
      Total from investment operations                                          2.34        (0.42)
      Distributions to shareholders from net investment income                 (1.29)       (1.01)
      Net asset value, end of period                                          $14.62       $13.57
      Total return                                                             18.01%       (2.90)%A
RATIOS/SUPPLEMENTAL DATA:
      Ratios to average net assets:
        Expenses                                                                1.5%          1.6%B
        Net investment income                                                   9.3%          8.4%B
      Portfolio turnover rate                                                  47.4%         67.4%B
      Net assets, end of period (in thousands)                             $108,417       $53,424

     (dagger) COMMENCEMENT OF OPERATIONS.
            A NOT ANNUALIZED
            B ANNUALIZED
              SEE NOTES TO FINANCIAL STATEMENTS.

     NOTES TO FINANCIAL STATEMENTS
     LEGG MASON INCOME TRUST, INC.
     HIGH YIELD PORTFOLIO
     (Amounts in Thousands)
1. SIGNIFICANT ACCOUNTING POLICIES:
          The Legg Mason Income Trust, Inc. ("Trust"), consisting of the
      High Yield Portfolio ("Fund"), Investment Grade Income Portfolio,
      the U.S. Government Intermediate-Term Portfolio and the U.S.
      Government Money Market Portfolio, is registered under the
      Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The financial statements of the other portfolios of the Trust are included in separate reports to shareholders.
      Security Valuation
          Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.
                                                                               9

     LEGG MASON INCOME TRUST, INC.
     HIGH YIELD PORTFOLIO
     (Amounts in Thousands)
      Investment Income and Dividends to Shareholders
          Income and expenses are recorded on the accrual basis. Dividends are declared and paid monthly. Dividends payable are recorded on the dividend record date. Bond premiums are amortized for financial reporting and tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized.
      Security Transactions
          Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.
      Repurchase Agreements
          All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights of the collateral should the issuer of the repurchase agreement fail financially.
      Federal Income Taxes
          No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.
2. INVESTMENT TRANSACTIONS:
          Investment transactions for the year ended December 31, 1995 (excluding short-term securities) were as follows:

      Purchases                                 $ 84,145
      Proceeds from sales                         33,768

          At December 31, 1995, the cost of securities for federal income tax purposes was $102,718. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,429 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,881. The Fund has unused capital loss carryforwards for federal income tax purposes of $1,768 which expire in 2002.
3. FUND SHARE TRANSACTIONS:
          At December 31, 1995 there were 1,000,000 shares authorized at $.001 par value for all portfolios of the Trust (including the Fund). Transactions in Fund shares were as follows:

                               For the          February 1, 1994(dagger)
                              Year Ended                to
                          December 31, 1995     December 31, 1994
                          Shares     Amount     Shares     Amount
      Sold                4,821     $ 69,103    4,615     $ 67,186
      Reinvestment of
        distributions       413        5,894      203        2,850
      Repurchased        (1,755)     (25,046)    (880)     (12,361)
      Net increase        3,479     $ 49,951    3,938     $ 57,675

      (dagger) Commencement of operations.

4. TRANSACTIONS WITH AFFILIATES:
          The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("Manager"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Manager provides the Fund with management and administrative services for which the Fund pays a fee at an annual rate of 0.65% of average daily net assets of the Fund.
          Western Asset Management Company ("Adviser"), a corporate affiliate of the Manager and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund. The Manager pays the Adviser a fee for its services at an annual rate equal to 77% of the fee received by the Manager.
          Legg Mason, as distributor of the Fund, receives an annual distribution fee of 0.25% and an annual service fee of 0.25% of the Fund's average daily net assets, calculated daily and payable monthly. At December 31, 1995, $106 was due to the Manager and distributor.
          Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $17 by the transfer agent for the year ended December 31, 1995.
10

     REPORT OF INDEPENDENT ACCOUNTANTS
     TO THE SHAREHOLDERS AND DIRECTORS OF
     LEGG MASON INCOME TRUST , INC.:
          We have audited the accompanying statement of net assets of the Legg Mason High Yield Portfolio (one of the portfolios comprising the Legg Mason Income Trust, Inc.) as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from February 1, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason High Yield Portfolio of Legg Mason Income Trust, Inc. as of December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.
                                                        COOPERS & LYBRAND L.L.P.
      Baltimore, Maryland
      February 1, 1996
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